Loans and Other Financing (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of loans and other financing [abstract]
Summary of Net Loans and Other Financing
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.23	12.31.22
Non-financial Public Sector	460,847	4,000,190
Argentine Central Bank	40,796	11,466
Financial Institutions	27,298,507	42,528,958
Loans	27,298,507	42,528,958
Non-financial Private Sector and Residents Abroad	3,186,083,159	4,040,454,535
Loans	3,073,592,568	3,965,964,937
Advances	119,850,633	206,971,837
Notes	703,859,191	971,361,949
Mortgage Loans	37,915,833	60,415,652
Pledge Loans	45,092,352	79,761,541
Personal Loans	255,726,017	354,443,305
Credit Card Loans	1,706,968,422	2,025,688,014
Other Loans	49,632,674	117,074,306
Accrued Interest, Adjustments and Quotation Differences Receivable	167,597,009	166,990,268
Documented Interest	(13,049,563)	(16,741,935)
Financial Leases	6,393,224	10,831,446
Other Financing	106,097,367	63,658,152
Less: Allowances	(133,176,984)	(215,368,364)
Total	3,080,706,325	3,871,626,785